Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments	$ 39,113,309	$ 35,739,905
Maximum credit to single borrower	5,600,000
Commitments to Extend Credit, Including Unused Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments	36,699,062	34,138,058
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments	$ 2,414,247	$ 1,601,847